Leases (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Summary of Carrying Amounts of Lease Liabilities

The carrying amounts of lease liabilities and the movements during the year are as follows:

	2025	2024
	(in thousands)
	£	£
At January 1	190	396
Re-measurement of liability	520	—
Accretion of interest	20	17
Payments	(54)	(223)
Effect of foreign currency exchange differences	—	—
At December 31	676	190

Classified as:
Current	20	73
Non-current	656	117
	676	190

Summary of Maturity Analysis of Lease Liabilities

The maturity analysis of lease liabilities is as follows:

	2025	2024
	(in thousands)
	£	£
Contractual undiscounted payments
Not later than 1 year	68	82
Later than 1 year and not later than 3 years	183	123
Later than 3 years and not later than 5 years	189	—
Later than 5 years	562	—
Total contractual undiscounted payments	1,002	205
Less: effect of discounting	(326)	(15)
Discounted lease liabilities	676	190

Summary of Amounts Recognized in Statements of Operations With Respect to Lease Contracts

The following amounts are recognized in the statements of operations with respect to lease contracts:

	2025	2024	2023
	(in thousands)
	£	£	£
Depreciation expense of right of use assets	65	207	212
Interest expense on lease liabilities (included in administrative expenses)	20	17	29
Total amount recognized in statements of operations	85	224	241